Summary Prospectus 2016 BMO Target Retirement 2050 Fund

As of December 29, 2015, as supplemented August 11, 2016

Class Y BTRUX	Class R3 BTRWX	Class R6 BTRZX

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at bmofunds.com/documents/asset-allocation. You can also get this information at no cost by calling 1-800-236-FUND (3863), by sending an email request to bmofundsus.services@bmo.com, or by asking your broker/dealer, investment professional, or financial institution. The Fund’s Prospectus, dated December 29, 2015, as supplemented, and Statement of Additional Information, dated December 29, 2015, as supplemented, are incorporated by reference into this Summary Prospectus.

Investment Objective:

To achieve growth, income, and conservation of capital to varying degrees depending on its proximity to its target date. As the Fund approaches and passes its target date, the Fund will reduce its emphasis on growth and increase its emphasis on income and preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class Y	Class R3	Class R6
Maximum Sales Charge (Load) Imposed on Purchases	None	None	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	None	None	None
Distribution (12b-1) fees	None	0.50%	None
Other Expenses	0.84%	0.59%	0.44%
Acquired (underlying) Fund Fees and Expenses(1)	0.64%	0.64%	0.64%
Total Annual Fund Operating Expenses	1.48%	1.73%	1.08%
Fee Waiver and Expense Reimbursement(2)	(0.48)%	(0.48)%	(0.48)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(2)	1.00%	1.25%	0.60%

(1)	Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of its investment in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratios of expenses to average net assets appearing in the Financial Highlights tables, which do not include Acquired Fund Fees and Expenses.

(2)	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce fees and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 0.36% for Class Y, 0.61% for Class R3, and (0.04)% for Class R6 through December 31, 2016. This expense limitation agreement may not be terminated prior to December 31, 2016 without the consent of the Fund’s Board of Directors, unless terminated due to the termination of the investment advisory agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, whether you redeem all of your shares at the end of those periods or not. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2016. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	Class Y	Class R3	Class R6
1 Year	$102	$127	$61
3 Years	$421	$498	$296
5 Years	$762	$894	$549
10 Years	$1,727	$2,001	$1,274

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategies

The Fund will attempt to achieve its investment objectives by investing in a mix of affiliated and unaffiliated funds (the underlying funds) in different combinations and weightings without limit. The Adviser periodically may rebalance or modify the asset mix of the funds and change the underlying funds.

The Fund is designed for an investor who expects to retire in or around the year 2050 (the target date) at age 67 and who plans to withdraw the value of the investor’s account in the Fund gradually after retirement. The target date is the year that an investor likely would stop making new investments in the Fund.

The Fund may invest up to 100% of its total assets in funds that invest principally in equity securities. Equity securities in which the underlying funds may invest may be of any market capitalization and include common stock, preferred stock, depositary receipts, rights and warrants, and exchange-traded funds. The Fund also may invest in underlying funds that invest principally in fixed income securities. Fixed income securities in which the underlying funds may invest may be of any quality or maturity and include corporate bonds, government securities, mortgage-backed and asset-backed securities, and convertible securities (fixed income securities convertible into shares of common or preferred stock). The Fund also may invest in underlying funds that invest principally in alternative investments to manage volatility of the portfolio. Alternative investments in which the underlying funds may invest include REITs, commodity-linked derivatives, and funds that use alternative investment strategies, which may include investments in derivative instruments. In addition, the Fund may invest in underlying funds that invest in cash, cash equivalents, and other short-term fixed income instruments, including money market funds. While the Fund will invest primarily in underlying funds that invest in U.S. securities, some underlying funds may invest in foreign securities, including emerging markets.

The allocation to asset classes and funds is expected to change over time, becoming more conservative as time elapses. This change is referred to as the “glide path” to the retirement date. The decline in the equity allocation is necessary to reduce market risk and portfolio volatility approaching and

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Summary Prospectus 2016 BMO Target Retirement 2050 Fund

As of December 29, 2015, as supplemented August 11, 2016

Class Y BTRUX	Class R3 BTRWX	Class R6 BTRZX

into retirement. The Fund does not guarantee a level of income during retirement. It is intended to serve as a post-retirement investment portfolio to provide an income stream made up of regular withdrawals throughout retirement, as well as some growth to offset the effects of inflation. The following chart illustrates the Adviser’s approach to making these changes over time.

At the target date (2050), the Fund’s allocation to funds that invest principally in equity securities is anticipated to be approximately 39% of its total assets. The Fund’s exposure to funds that invest principally in equity securities will continue to decline for as long as 10 years after its target date, when its allocation to funds that invest principally in equity securities will remain fixed at approximately 26% of its total assets with the remaining allocation devoted to funds that invest principally in fixed income securities, alternative investments, and money market instruments. The Fund’s exposure to funds that invest principally in alternative investments is expected to be approximately five percent of its total assets, increasing over time and remaining fixed at approximately ten percent of total assets on and after the target date.

The allocations shown in the glide path represent target allocations, but they do not reflect any tactical decisions made by the Adviser to overweight or underweight a particular asset class or sector based on its market expectations. The target allocations assigned to the broad asset classes (equities and fixed income) are based upon the current market outlook.

The Adviser will continuously monitor the Fund and may make modifications to either the investment approach or the underlying fund allocations that the Adviser believes could benefit shareholders. Any change to existing target allocations or from tactical adjustments around the target allocations are not expected to vary from the existing target allocations set forth in the glide path by more than plus or minus five percentage points.

Although the Fund intends to invest primarily in a combination of underlying funds, the Fund may invest directly in equity, fixed income securities, certain alternative investments, and money market securities.

Principal Risks

The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. There are risks associated with investments in target date funds, and there is no guarantee that the Fund will provide adequate income at and through a shareholder’s retirement.

This section describes the principal risks associated with the Fund’s principal investment strategies. The net asset value of the Fund will vary, and you could lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Affiliated Fund Risk. The Adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the Adviser and its affiliated companies typically receive fees from the affiliated funds.

Asset Allocation Risk. Investments in the Fund are subject to risks related to the Adviser’s allocation choices. The selection of the underlying funds and the allocation of the Fund’s assets among the various asset classes and market segments could cause the Fund to lose value or cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.

Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Underlying Fund Investment Risk. The Fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the Fund will incur fees to pay for certain expenses related to the operations of the Fund. An investor holding the underlying funds directly and in the same proportions as the Fund would incur lower overall expenses, but would not receive the benefit of the portfolio management and other services provided by the Fund. The Fund’s risks are directly related to the risks of the underlying funds. It is important to understand the risks associated with investing in the underlying funds.

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Derivatives Risk. The performance of derivative instruments depends largely on the performance of an underlying reference instrument and the portfolio manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates, and/or other economic factors. Derivatives involve additional costs and can create economic leverage in an underlying fund’s portfolio which may result in significant volatility and cause the underlying fund to participate in losses (as well as gains) in an amount that exceeds the underlying fund’s initial investment. Other risks include liquidity due to possible lack of a secondary market, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the underlying fund may not realize the intended benefits. When used for hedging, the change in value of the derivative also may not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform. Specific types of derivative securities also are subject to a number of additional risks, such as:

Forward Foreign Currency Exchange Contracts Risk. Forward foreign currency exchange contracts are subject to currency risks. A forward foreign currency exchange contract also may result in losses in the event of a default or bankruptcy of the counterparty. Forward foreign currency exchange contracts may

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Summary Prospectus 2016 BMO Target Retirement 2050 Fund

As of December 29, 2015, as supplemented August 11, 2016

Class Y BTRUX	Class R3 BTRWX	Class R6 BTRZX

limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies.

Forward Contracts Risk. Forward contracts are not currently exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations of the contracts. Thus, an underlying fund faces the risk that its counterparties may not perform their obligations. Non-deliverable forwards are considered swaps and may in the future be required to be centrally cleared and traded on public facilities.

Options and Futures Risk. Options and futures contracts may be more volatile than investments directly in the underlying securities, involve additional costs, and may involve a small initial investment relative to the risk assumed.

Swap Agreements Risk. A swap agreement may not be assigned without the consent of the counterparty and may result in losses in the event of a default or bankruptcy of the counterparty.

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Emerging Markets Risk. Investments in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets, which may make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

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Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

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Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or counterparty defaults by failing to pay interest or principal when due. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.

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Foreign Securities Risk. Investing in foreign securities may involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets, and possible imposition of foreign withholding taxes. Furthermore, a fund may incur higher costs and expenses when making foreign investments, which will affect the fund’s total return.

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High Yield Securities Risk. High yield securities, also referred to as “junk bonds” or non-investment grade securities, tend to be more sensitive to economic conditions than are higher-rated securities, generally involve more credit risk than securities in the higher-rated categories, and are predominantly considered to be speculative. The issuers of high yield securities are typically more leveraged, and the risk of loss due to default by an issuer of high yield securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors.

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Large-, Mid-, and Small-Cap Risk. Stocks of different market capitalizations tend to go in and out of favor based on market and economic conditions. Historically, small- and mid-cap stocks tend to be more volatile than large-cap stocks, and small-cap stocks have been riskier than large- and mid-cap stocks. During a period when stocks of a particular market capitalization fall behind other types of investments, an underlying fund’s large-, mid-, or small-cap holdings could reduce performance.

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Liquidity Risk. Liquidity risk refers to the possibility that a fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, an underlying fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the fund’s performance.

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Sector Risk. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent an underlying fund invests its assets in a particular sector, the fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

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Style Risk. Different investment styles, such as growth or equity, tend to shift in and out of favor depending on market and investor sentiment. The Fund may underperform other funds that invest in underlying funds with similar asset classes but employ different investment styles.

Fund Performance

The Fund is the successor to the portfolio of a collective trust fund (Collective Fund) managed by the Adviser with objectives, policies, and restrictions that were, in all material respects, equivalent to those of the Fund. On September 1, 2013, the Fund’s commencement of operations, the assets of the Collective Fund were transferred to the Fund in exchange for Fund shares. The performance information shown for the Class R6 shares includes the performance of the Collective Fund for periods before the Fund commenced operations, not adjusted to reflect the Class R6 expenses. If the Class R6 expenses had been deducted, the returns would be lower than those shown below. The Collective Fund was not registered under the Investment Company Act of 1940 (1940 Act) and was not subject to certain investment restrictions and diversification requirements that are imposed by the 1940 Act and the Internal Revenue Code which, if applicable, might have adversely affected the performance of the Collective Fund.

The bar chart and table show the historical performance of the Collective Fund and the Fund and provide some indication of the risks of investing in the Fund. The bar chart shows how the Collective Fund’s and the Fund’s total returns before taxes have varied from year to year, while the table compares the Collective Fund’s and the Fund’s average annual total returns to the returns of broad measures of market performance and an index of funds with similar investment objectives. Performance for the Fund’s Class Y and R3 shares will vary from the Class R6 shares based on the expenses of each class. Please keep in mind that past performance does not represent how the Fund will perform in the future both before and after taxes. Investors may obtain updated performance information for the Fund at www.bmofunds.com.

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Summary Prospectus 2016 BMO Target Retirement 2050 Fund

As of December 29, 2015, as supplemented August 11, 2016

Class Y BTRUX	Class R3 BTRWX	Class R6 BTRZX

Class R6—Annual Total Returns (calendar years 2006-2014)(1)

(1)	The bar chart previously reflected the performance of the Class I shares. On August 11, 2016, the Fund’s Class I shares were converted to Class R6 shares. As a result of the conversion, performance set forth in the bar chart subsequent to the commencement of operations reflects the performance of the Class R6 shares rather than the Class I shares. The Fund no longer offers Class I shares.

For the period January 1, 2015 through September 30, 2015, the total return for the Class R6 shares of the Fund was (5.50)%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	6/30/2009	17.44%
Worst quarter	12/31/2008	(21.19)%

Average Annual Total Returns through 12/31/14

	1 Year	5 Year	Since Class R6 Inception (12/19/05)	Since Class Y and R3 Inception (8/30/13)
Class R6 (Inception 12/19/05)(1)
Return Before Taxes	6.52%	11.66%	6.35%	N.A.
Return After Taxes on Distributions	5.24%	N.A.	N.A.	N.A.
Return After Taxes on Distributions and Sale of Fund Shares	4.22%	N.A.	N.A.	N.A.
Class Y (Inception 8/30/13)
Return Before Taxes	6.04%	N.A.	N.A.	13.77%
Class R3 (Inception 8/30/13)
Return Before Taxes	5.83%	N.A.	N.A.	13.53%
S&P Target Date 2050 Index	5.68%	N.A.	N.A.	10.79%
Lipper Mixed-Asset Target 2050+ Funds Index	4.32%	10.56%	N.A.	11.96%
Russell 3000® Index	12.56%	15.63%	8.03%	19.40%

(1)	The table previously reflected the before and after tax performance of the Class I shares. On August 11, 2016, the Fund’s Class I shares were converted to Class R6 shares. As a result of the conversion, the before and after tax performance is presented for Class R6 shares. The Fund no longer offers Class I shares.

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. After-tax returns are shown only for Class R6, and after-tax returns for Class Y and Class R3 will vary.

The S&P Target Date 2050 Index is designed to measure the performance of an asset allocation strategy that meets the objectives of investors with an approximate 2050 target retirement horizon.

The Lipper Mixed-Asset Target 2050+ Funds Index is an average of the 30 largest mutual funds included in this Lipper category.

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies based on market capitalization, and it measures the performance of approximately 98% of the total market capitalization of the publicly traded U.S. equity market.

Management of the Fund

Adviser. BMO Asset Management Corp.

Portfolio Managers. Alan W. Schwartz, Lowell Yura, and Jon Adams are co-portfolio managers of the Fund. Mr. Schwartz, Director of Asset Allocation Strategies and Senior Vice President of the Adviser, joined the Adviser in 1981 and has been a portfolio manager of the Fund since its inception in 2013. Mr. Yura, Head of Multi-Asset Solutions at the Adviser, joined the Adviser in 2014 and has been a portfolio manager of the Fund since December 2014. Mr. Adams, Senior Investment Strategist and Portfolio Manager of the Adviser, joined the Adviser in 2015 and has co-managed the Fund since August 2015.

Purchase and Sale of Fund Shares

Minimums. To open an account for Class Y shares, your first investment must be at least $1,000, and the minimum subsequent purchase amount is $50.

Eligible retirement plans generally may open an account and purchase Class R3 and Class R6 shares by contacting BMO Funds U.S. Services.

Sale of Fund Shares. Please contact your plan administrator or recordkeeper in order to sell (redeem) Class R3 or Class R6 shares from your retirement plan.

You may sell (redeem) your Class Y shares of the Fund on any day the New York Stock Exchange is open for business using one of the following methods, depending on the elections you made in your account application:

Phone. Call 1-800-236-FUND (3863).

Wire/Electronic Transfer. Upon written request sent to the address below under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Mail. Send a written request, indicating your name, the Fund name, your account number, and the number of shares or the dollar amount you want to redeem, to: BMO Funds U.S. Services, P.O. Box 55931, Boston, MA 02205-5931.

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

BMO Funds Website. Go to www.bmofunds.com.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or long-term capital gains for federal income tax purposes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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